EQUITY - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	May 09, 2018	May 04, 2017	May 04, 2016	Dec. 31, 2019
Dividends Payable1 [Line Items]
Dividend per share (in $)	$ 0.10	$ 0	$ 0
Total (in millions of $)	$ 101	$ 0	$ 0
Forecast
Dividends Payable1 [Line Items]
Dividend per share (in $)				$ 0.20